Loans Receivable (excluding Covered Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Mar. 31, 2011	Sep. 30, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 8,299,074	$ 8,777,106
Ratio of type of loan to total loans receivable	100.00%	100.00%
Allowance for probable losses	157,160	163,094	163,094	166,836
Loans in process	170,229	154,171
Deferred origination fees	35,808	36,138
Charges against loans receivable	363,197	353,403
Loans receivable, net	7,935,877	8,423,703
Single Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	6,218,878	6,551,837
Ratio of type of loan to total loans receivable	74.90%	74.80%
Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	140,459	169,712
Ratio of type of loan to total loans receivable	1.70%	1.90%
Allowance for probable losses	13,828	26,346	26,346	21,841
Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	279,851	256,384
Ratio of type of loan to total loans receivable	3.40%	2.90%
Allowance for probable losses	623	770	770	81
Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	200,692	307,230
Ratio of type of loan to total loans receivable	2.40%	3.50%
Allowance for probable losses	32,719	61,637	61,637	104,569
Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	163,146	186,840
Ratio of type of loan to total loans receivable	2.00%	2.10%
Allowance for probable losses	5,520	4,793	4,793	1,298
Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	700,673	697,351
Ratio of type of loan to total loans receivable	8.40%	7.90%
Allowance for probable losses	7,623	5,050	5,050	1,878
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	303,442	315,915
Ratio of type of loan to total loans receivable	3.70%	3.60%
Allowance for probable losses	4,331	3,165	3,165	1,344
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	109,332	83,070
Ratio of type of loan to total loans receivable	1.30%	0.90%
Allowance for probable losses	5,099	6,193	6,193	7,327
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	115,092	116,143
Ratio of type of loan to total loans receivable	1.40%	1.30%
Allowance for probable losses	1,139	586	586	377
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	67,509	92,624
Ratio of type of loan to total loans receivable	0.80%	1.10%
Allowance for probable losses	$ 2,971	$ 7,394	$ 7,394	$ 9,574